Consolidated Balance Sheets - CAD	Feb. 29, 2016	Feb. 28, 2015
Current
Cash	CAD 282,819	CAD 1,702,922
Accounts receivable	324,577	303,132
Inventory	968,030	1,316,626
Prepaid expenses and deposits	416,646	289,583
Total Current Assets	1,992,072	3,612,263
Property, plant and equipment	8,596,759	9,099,246
Intangible assets	205,620	0
Deferred tax assets	2,480,257	2,043,603
Total Assets	13,274,708	14,755,112
Current
Accounts payable and accrued liabilities	1,514,718	1,561,289
Total Current Liabilities	1,514,718	1,561,289
Lease inducement	22,234	0
Derivative Liability - non-employee stock options	59,990	120,337
Total Liabilities	1,596,942	1,681,626
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 2,859,837 common shares (2015 - 2,900,542)	31,946,732	32,401,440
Additional paid-in capital	18,953,663	18,591,391
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(39,800,545)	(38,497,261)
Total Stockholders' Equity	11,677,766	13,073,486
Total Liabilities and Shareholders' Equity	CAD 13,274,708	CAD 14,755,112